United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 36.4%
		Consumer Discretionary – 0.9%
23,680		Cinemark Holdings, Inc.	475,494
17,220		Genuine Parts Co.	907,322
39,825		Leggett and Platt, Inc.	918,365
21,170		National CineMedia, Inc.	399,901
68,050		Regal Entertainment Group	1,016,667
		TOTAL	3,717,749
		Consumer Staples – 4.3%
95,545		Altria Group, Inc.	2,423,977
11,130		British American Tobacco PLC, ADR	902,977
17,605		ConAgra Foods, Inc.	407,732
232,140		Foster's Group Ltd., Sponsored ADR	1,346,412
48,500		Heinz (H.J.) Co.	2,435,670
29,740		Imperial Tobacco Group PLC, ADR	1,903,657
27,070		Kimberly-Clark Corp.	1,783,913
41,775		Philip Morris International, Inc.	2,622,634
82,785		Reynolds American, Inc.	2,841,181
		TOTAL	16,668,153
		Energy – 4.8%
50,780		ARC Resources Ltd.	1,484,383
25,455		Baytex Energy Corp.	1,463,292
43,760		Bonavista Energy Corp.	1,381,421
28,530		Chevron Corp.	2,959,987
44,690		ConocoPhillips	3,480,010
30,510		Crescent Point Energy Corp.	1,475,333
18,485		ENI S.p.A, ADR	902,992
26,350		Royal Dutch Shell PLC, ADR	1,903,788
28,105		Ship Finance International LTD	584,303
30,825		Total SA, ADR	1,889,573
27,040		Vermilion Energy, Inc.	1,420,814
		TOTAL	18,945,896
		Financials – 7.2%
27,915		American Campus Communities, Inc.	932,919
118,095		Brandywine Realty Trust	1,452,569
49,015		CBL & Associates Properties, Inc.	874,918
52,230		Cincinnati Financial Corp.	1,778,432
51,900	[1]	CommonWealth REIT	1,490,049
27,805		Entertainment Properties Trust	1,325,464
73,660		Equity One, Inc.	1,409,852
49,520		Government Properties Income Trust	1,345,458
18,675		Health Care REIT, Inc.	975,209
134,535		Hospitality Properties Trust	3,094,305
82,720		Hudson City Bancorp, Inc.	951,280
15,690		M & T Bank Corp.	1,381,505
27,385		Mack-Cali Realty Corp.	929,447
39,330		Mercury General Corp.	1,618,036

Shares or Principal Amount			Value
32,685		National Retail Properties, Inc.	839,678
92,710		Old Republic International Corp.	1,158,875
59,100		Omega Healthcare Investors, Inc.	1,416,627
51,860		PNC Financial Services Group, Inc.	3,199,762
60,380		Senior Housing Properties Trust	1,481,725
14,210		Sun Life Financial Services of Canada	472,340
		TOTAL	28,128,450
		Health Care – 4.5%
7,535		Abbott Laboratories	362,434
35,820		AstraZeneca Group PLC, ADR	1,761,269
11,140		Bayer AG, ADR	865,912
84,568		Bristol-Myers Squibb Co.	2,182,700
21,995		Cardinal Health, Inc.	915,872
57,025		GlaxoSmithKline PLC, ADR	2,201,735
13,280		Johnson & Johnson	815,923
53,680		Lilly (Eli) & Co.	1,855,181
77,410		Merck & Co., Inc.	2,521,244
211,430		Pfizer, Inc.	4,067,913
		TOTAL	17,550,183
		Industrials – 3.0%
41,560		BAE Systems PLC, ADR	889,384
56,805		Deluxe Corp.	1,451,368
74,640		Donnelley (R.R.) & Sons Co.	1,389,797
268,315		General Electric Co.	5,613,150
5,930		Lockheed Martin Corp.	469,419
34,880		Pitney Bowes, Inc.	878,278
12,420		United Parcel Service, Inc.	916,596
		TOTAL	11,607,992
		Information Technology – 1.6%
9,135		International Business Machines Corp.	1,478,774
34,860		Maxim Integrated Products, Inc.	961,439
25,460		Microchip Technology, Inc.	939,728
47,815		Microsoft Corp.	1,270,923
86,200		Nokia Oyj, ADR, Class A	743,906
29,215		Paychex, Inc.	982,500
		TOTAL	6,377,270
		Materials – 0.6%
41,390		CRH PLC, ADR	954,868
16,495		MeadWestvaco Corp.	484,128
41,435		RPM International, Inc.	951,762
		TOTAL	2,390,758
		Telecommunication Services – 4.7%
163,239		AT&T, Inc.	4,632,723
80,075		BCE, Inc.	2,972,384
73,625		CenturyLink, Inc.	3,031,877
137,075	[1]	Deutsche Telekom AG, ADR	1,839,546
95,800		Verizon Communications	3,536,936
79,930		Vodafone Group PLC, ADR	2,287,597
		TOTAL	18,301,063

Shares or Principal Amount			Value
		Utilities – 4.8%
47,880		Ameren Corp.	1,338,725
109,335		CMS Energy Corp.	2,105,792
57,355		CenterPoint Energy, Inc.	909,650
61,010		DPL, Inc.	1,587,480
18,710		DTE Energy Co.	880,867
18,080		Entergy Corp.	1,287,296
11,450		FirstEnergy Corp.	438,535
18,755		Integrys Energy Group, Inc.	918,432
47,740		National Grid PLC, ADR	2,230,413
72,825		NiSource, Inc.	1,395,327
54,810		Northeast Utilities Co.	1,865,732
24,270		Pepco Holdings, Inc.	454,577
22,745		SCANA Corp.	920,718
69,075		Scottish & Southern Energy PLC, ADR	1,407,749
24,400		Southern Co.	929,884
		TOTAL	18,671,177
		TOTAL COMMON STOCKS (IDENTIFIED COST $126,639,463)	142,358,691
		Corporate Bonds – 0.3%
		Basic Industry - Paper – 0.1%
$300,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	317,006
		Marine – 0.2%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	869,258
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,344,067)	1,186,264
		Preferred Stocks – 9.7%
		Consumer Discretionary – 0.6%
43,500	[1]	General Motors, Conv. Pfd, 4.75%, 12/1/2013, Annual Dividend $2.59	2,213,280
		Consumer Staples – 1.1%
39,105		Archer-Daniels-Midland Co, Conv. Bond, 6.25%, 6/01/2011, Annual Dividend $3.13	1,802,349
13,600		Bunge Ltd., Conv. Pfd, 4.875%, 12/31/2049, Annual Dividend $4.88	1,428,000
74,305	[1,2,3]	Dole Food Automatic Exch, Conv. Pfd., 7.00%, 11/01/2012, Annual Dividend $0.88	1,025,409
		TOTAL	4,255,758
		Energy – 0.8%
19,500		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	1,328,340
45,050		El Paso Energy Capital Trust, Conv. Pfd., 4.75%, 3/31/2028, Annual Dividend $2.38	1,975,893
		TOTAL	3,304,233
		Financials – 5.8%
52,965		Citigroup, Inc., Conv. Pfd., 7.5%, 12/15/2012, Annual Dividend $7.50	7,123,793
49,800	[1]	Hartford Financial, Conv. Bond, 7.25%, 4/1/2013, Annual Dividend $1.81	1,377,966
86,655	[1]	Legg Mason, Inc., Conv. Pfd, 7%, 06/30/2011, Annual Dividend $3.50	2,911,608
24,900	[1]	New York Community Bancorp, Inc., Conv. Pfd, 6%, 11/01/2051, Annual Dividend $3.00	1,290,069
1,750	[1]	Wells Fargo Co, Series L, Pfd, 7.5%, 12/31/2049, Annual Dividend $75.00	1,802,500
23,900	[1]	Wintrust Financial Corp., Conv Pfd., 7.5% 12/15/2013, Annual Dividend $3.96	1,327,645
215,620		XL Capital, Ltd., Conv. Pfd, 10.75%, Annual Dividend $2.69	6,942,964
		TOTAL	22,776,545
		Utilities – 1.4%
37,950		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,854,237
21,035		Great Plains Energy, Inc., Conv. Pfd, 12.0%, 06/15/2012, Annual Dividend $6.00	1,317,843

Shares or Principal Amount			Value
44,665		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	2,379,304
		TOTAL	5,551,384
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $36,172,242)	38,101,200
		Purchased PUT Options – 0.1%
16,800,000		EUR PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	122,640
15,750,000		GBP PUT/USD CALL, Strike Price $1.35, Expiration Date 12/30/2011	83,475
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $295,995)	206,115
		MUTUAL FUNDS – 53.1%;4
2,627,305		Emerging Markets Fixed Income Core Fund	71,658,872
3,293,299		Federated Mortgage Core Portfolio	32,998,851
8,965,873	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	8,965,873
14,042,799		High Yield Bond Portfolio	93,665,466
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $189,737,353)	207,289,062
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $354,189,120)[6]	389,141,332
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[7]	1,404,647
		TOTAL NET ASSETS — 100%	$390,545,979

At February 28, 2011, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
3/1/2011	267,058 Canadian Dollars	$273,065	$1,813

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $1,025,409, which represented 0.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2011, these liquid restricted securities amounted to $1,025,409, which represented 0.3% of total net assets.
4	Affiliated companies.
5	7-Day net yield.
6	At February 28, 2011, the cost of investments for federal tax purposes was $354,084,971. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $35,056,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,623,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,567,169.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$107,072,644	$ —	$ —	$107,072,644
International	35,286,047	—	—	35,286,047
Preferred Stock
Domestic	28,704,827	1,025,409	—	29,730,236
International	8,370,964	—	—	8,370,964
Debt Securities:
Corporate Bonds	—	1,186,264	—	1,186,264
Purchased Put Options	—	206,115	—	206,115
Mutual Funds	207,289,062	—	—	207,289,062
TOTAL SECURITIES	$386,723,544	$2,417,788	$ —	$389,141,332
OTHER FINANCIAL INSTRUMENTS**	$1,813	$ —	$ —	$1,813
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include a foreign exchange contract.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Federated Unconstrained Bond Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares			Value
		MUTUAL FUNDS – 91.8%;1
1,035,461	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	1,035,461
148,368		Federated Bank Loan Core Fund	1,510,386
602,869		High Yield Bond Portfolio	4,021,135
		TOTAL INVESTMENTS — 91.8% (IDENTIFIED COST $6,529,954)[3]	6,566,982
		OTHER ASSETS AND LIABILITIES - NET — 8.2%[4]	585,142
		TOTAL NET ASSETS — 100%	$7,152,124
1	Affiliated companies.
2	7-Day net yield.
3	At February 28, 2011, the cost of investments for federal tax purposes was $6,529,954. The net unrealized appreciation from investments was $37,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,028.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
1

    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  As of February 28, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated partnerships offered only to registered investment companies and other accredited investors.

  2

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011